UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

Alpha Architect ETFs

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Alpha Architect High Inflation and Deflation ETF

Semi-Annual Report

March 31, 2023

ALPHA ARCHITECT ETFs

TABLE OF CONTENTS

Page
Sector Allocations	1 – 3
Schedule of Investments	4 – 18
Statements of Assets and Liabilities	19 – 21
Statements of Operations	22 – 24
Statements of Changes in Net Assets	25 – 27
Financial Highlights	28 – 29
Notes to Financial Statements	30 – 43
Expense Example	44 – 45
Liquidity Risk Management Program	46
Management of the Fund	47 – 48
Board Review and Approval of Advisory and Sub-Advisory Contracts	49 – 50
Information About Portfolio Holdings	51
Information About Proxy Voting	51
Privacy Policy	51

i

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF

Sector[1]	% Net Assets
Energy	48.2%[2]
Consumer Discretionary	22.1%
Industrials	13.5%
Materials	8.0%
Consumer Staples	3.9%
Communication Services	2.1%
Health Care	1.9%
Other[3]	0.3%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Alpha Architect International Quantitative Value ETF

Sector[1]	% Net Assets
Materials	32.9%[2]
Energy	23.3%
Consumer Discretionary	16.2%
Industrials	15.6%
Information Technology	6.3%
Utilities	2.2%
Real Estate	1.9%
Other[3]	1.6%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF

Sector[1]	% Net Assets
Energy	38.7%[2]
Health Care	20.1%
Information Technology	9.1%
Industrials	9.9%
Materials	7.4%
Consumer Discretionary	6.0%
Consumer Staples	4.3%
Utilities	4.2%
Other[3]	0.3%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Alpha Architect International Quantitative Momentum ETF

Sector[1]	% Net Assets
Industrials	30.4%[2]
Energy	16.4%
Financials	11.0%
Consumer Discretionary	10.4%
Health Care	9.9%
Materials	9.9%
Information Technology	6.8%
Utilities	4.1%
Other[3]	1.1%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Alpha Architect Value Momentum Trend ETF

Sector[1]	% Net Assets
Investment Companies - Long	102.6%
Investment Companies - Short	(90.2)%
Other[2]	87.6%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Alpha Architect High Inflation and Deflation ETF

Sector[1]	% Net Assets
U.S. Treasury Bills	99.7%
Other[2]	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Air Freight & Logistics - 1.9%
55,177	Hub Group, Inc. - Class A (a)	$4,631,557

Automotive Parts & Equipment - 2.0%
43,931	LCI Industries	4,826,699

Automotive Retail - 6.1%
23,604	Asbury Automotive Group, Inc. (a)	4,956,840
22,633	Group 1 Automotive, Inc.	5,124,564
18,681	Murphy USA, Inc.	4,820,632
		14,902,036
Broadcasting - 2.1%
300,802	Tegna, Inc.	5,086,562

Building Products - 3.8%
50,336	Owens Corning	4,822,189
58,250	UFP Industries, Inc.	4,629,127
		9,451,316
Cargo Ground Transportation - 1.9%
176,808	Schneider National, Inc. - Class B	4,729,614

Coal & Consumable Fuels - 6.0%
34,732	Arch Resources, Inc.	4,565,869
88,374	CONSOL Energy, Inc.	5,149,553
197,654	Peabody Energy Corp. (a)	5,059,942
		14,775,364
Electrical Components & Equipment - 4.0%
34,562	Atkore, Inc. (a)	4,855,270
26,504	Encore Wire Corp.	4,911,986
		9,767,256
Fertilizers & Agricultural Chemicals - 3.9%
64,162	CF Industries Holdings, Inc.	4,651,103
104,800	Mosaic Co.	4,808,224
		9,459,327
Homebuilding - 12.1%
15,937	Cavco Industries, Inc. (a)	5,063,822
851	NVR, Inc. (a)	4,741,934
70,096	Skyline Champion Corp. (a)	5,273,322
127,520	Taylor Morrison Home Corp. (a)	4,878,915
79,163	Toll Brothers, Inc.	4,752,155
193,083	Tri Pointe Homes, Inc. (a)	4,888,862
		29,599,010
Industrial Machinery & Supplies & Components - 1.9%
64,575	Mueller Industries, Inc.	4,744,971

Integrated Oil & Gas - 4.1%
45,869	Exxon Mobil Corp.	5,029,995
79,150	Occidental Petroleum Corp.	4,941,334
		9,971,329

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Oil & Gas Equipment & Services - 3.8%
364,450	Liberty Energy, Inc.	$4,668,604
598,068	NexTier Oilfield Solutions, Inc. (a)	4,754,641
		9,423,245
Oil & Gas Exploration & Production - 20.3%
450,703	Comstock Resources, Inc.	4,863,085
48,470	ConocoPhillips	4,808,709
199,578	Coterra Energy, Inc.	4,897,644
99,798	Devon Energy Corp.	5,050,777
37,289	Diamondback Energy, Inc.	5,040,354
44,677	EOG Resources, Inc.	5,121,325
156,645	EQT Corp.	4,998,542
228,501	Magnolia Oil & Gas Corp. - Class A	4,999,602
133,019	Ovintiv, Inc.	4,799,326
25,071	Pioneer Natural Resources Co.	5,120,501
		49,699,865
Oil & Gas Refining & Marketing - 12.1%
153,512	CVR Energy, Inc.	5,032,123
95,216	HF Sinclair Corp.	4,606,550
37,386	Marathon Petroleum Corp.	5,040,754
110,989	PBF Energy, Inc. - Class A	4,812,483
49,062	Phillips 66	4,973,906
36,580	Valero Energy Corp.	5,106,568
		29,572,384
Oil & Gas Storage & Transportation - 1.9%
111,201	International Seaways, Inc. ADR (b)	4,634,858

Other Specialty Retail - 1.9%
71,944	Academy Sports & Outdoors, Inc.	4,694,346

Packaged Foods & Meats - 3.9%
84,900	Cal-Maine Foods, Inc.	5,169,561
193,404	Pilgrim’s Pride Corp. (a)	4,483,105
		9,652,666
Pharmaceuticals - 1.9%
115,734	Pfizer, Inc.	4,721,947

Steel - 4.1%
31,631	Alpha Metallurgical Resources, Inc.	4,934,436
137,271	Warrior Met Coal, Inc.	5,039,218
		9,973,654
	TOTAL COMMON STOCKS (Cost $231,128,247)	244,318,006

MONEY MARKET FUNDS - 0.3%
761,009	First American Government Obligations Fund - Class X, 4.64% (c)	761,009
	TOTAL MONEY MARKET FUNDS (Cost $761,009)	761,009

	TOTAL INVESTMENTS (Cost $231,889,256) - 100.0%	245,079,015
	Liabilities in Excess of Other Assets - (0.0%) (d)	(13,630)
	TOTAL NET ASSETS - 100.0%	$245,065,385

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 98.4%
Australia - 13.7%
378,708	Iluka Resources Ltd.	$2,688,422
1,117,518	Incitec Pivot Ltd.	2,338,123
89,921	JB Hi-Fi Ltd.	2,552,771
716,039	New Hope Corp. Ltd.	2,718,651
561,192	Santos Ltd.	2,588,386
901,308	South32 Ltd.	2,632,831
534,801	Whitehaven Coal Ltd.	2,405,890
		17,925,074
Austria - 1.8%
71,510	voestalpine AG	2,425,855

Belgium - 2.0%
22,769	Solvay S.A.	2,601,416

Cayman Islands - 1.9%
410,894	CK Asset Holdings Ltd.	2,494,184

Denmark - 3.5%
1,120	AP Moller - Maersk A/S - Class B	2,029,071
38,921	D/S Norden A/S	2,613,110
		4,642,181
Finland - 3.7%
436,950	Outokumpu OYJ	2,379,797
186,176	Stora Enso OYJ	2,418,867
		4,798,664
France - 5.7%
44,071	Cie de Saint-Gobain	2,500,645
103,702	Rexel S.A.	2,468,613
41,467	TotalEnergies SE	2,444,632
		7,413,890
Germany - 3.7%
108,322	K+S AG	2,301,936
347,040	thyssenkrupp AG	2,490,041
		4,791,977
Israel - 4.3%
29,224	Delek Group Ltd.	3,225,440
368,327	ICL Group Ltd.	2,471,491
		5,696,931
Italy - 2.0%
183,258	Eni S.p.A.	2,564,992

Japan - 29.1%
284,600	Amada Co., Ltd.	2,653,623
61,000	Ebara Corp.	2,816,268
283,947	Mazda Motor Corp.	2,619,733
127,400	NGK Spark Plug Co., Ltd.	2,625,241
263,600	Nikon Corp.	2,690,100

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
113,100	Nippon Steel Corp.	$2,657,669
42,412	Nitto Denko Corp.	2,731,106
32,140	SCREEN Holdings Co., Ltd.	2,820,041
186,600	Seiko Epson Corp.	2,643,529
27,500	Shimamura Co., Ltd.	2,796,084
92,500	Shin-Etsu Chemical Co., Ltd.	2,978,253
91,968	Shinko Electric Industries Co., Ltd.	2,826,055
160,200	Subaru Corp.	2,551,255
102,700	Yamaha Motor Co., Ltd.	2,676,272
		38,085,229
Luxembourg - 1.7%
152,858	Tenaris S.A.	2,171,655

Norway - 5.7%
83,931	Equinor ASA	2,394,524
358,326	Norsk Hydro ASA	2,662,683
55,777	Yara International ASA	2,418,115
		7,475,322
Portugal - 1.9%
225,448	Galp Energia SGPS S.A.	2,557,464

Singapore - 1.8%
2,675,100	Yangzijiang Shipbuilding Holdings Ltd.	2,412,173

Spain - 4.1%
131,143	Endesa S.A.	2,844,504
164,313	Repsol S.A.	2,527,741
		5,372,245
Sweden - 1.9%
63,562	Boliden AB	2,497,407

Switzerland - 2.2%
9,809	Kuehne + Nagel International AG	2,914,987

United Kingdom - 7.7%
433,199	Glencore PLC	2,482,782
731,475	Harbour Energy PLC	2,476,028
85,216	Shell PLC	2,426,739
1,852,325	Taylor Wimpey PLC	2,718,026
		10,103,575
	TOTAL COMMON STOCKS (Cost $127,827,281)	128,945,221

MONEY MARKET FUNDS - 0.1%
160,828	First American Government Obligations Fund - Class X, 4.64% (a)	160,828
	TOTAL MONEY MARKET FUNDS (Cost $160,828)	160,828

	TOTAL INVESTMENTS (Cost $127,988,109) - 98.5%	129,106,049
	Other Assets in Excess of Liabilities - 1.5%	1,950,286
	TOTAL NET ASSETS - 100.0%	$131,056,335

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.3%
13,461	Axon Enterprise, Inc. (a)	$3,026,706

Biotechnology - 9.7%
33,382	Gilead Sciences, Inc.	2,769,705
55,718	Halozyme Therapeutics, Inc. (a)	2,127,870
13,529	Karuna Therapeutics, Inc. (a)	2,457,408
22,212	Sarepta Therapeutics, Inc. (a)	3,061,480
10,897	United Therapeutics Corp. (a)	2,440,492
		12,856,955
Broadline Retail - 1.9%
8,317	Dillard’s, Inc. - Class A	2,558,975

Coal & Consumable Fuels - 3.6%
17,068	Arch Resources, Inc.	2,243,759
98,091	Peabody Energy Corp. (a)	2,511,130
		4,754,889
Construction & Engineering - 3.7%
73,407	Fluor Corp. (a)	2,269,010
8,366	Valmont Industries, Inc.	2,671,096
		4,940,106
Construction Machinery & Heavy Transportation Equipment - 1.9%
11,151	Caterpillar, Inc.	2,551,795

Data Processing & Outsourced Services - 2.0%
16,119	ExlService Holdings, Inc. (a)	2,608,538

Electric Utilities - 4.2%
35,037	Constellation Energy Corp.	2,750,404
169,335	PG&E Corp. (a)	2,738,147
		5,488,551
Health Care Distributors - 4.1%
35,242	Cardinal Health, Inc.	2,660,771
7,555	McKesson Corp.	2,689,958
		5,350,729
Health Care Facilities - 2.0%
36,974	Acadia Healthcare Co., Inc. (a)	2,671,372

Integrated Oil & Gas - 2.0%
24,406	Exxon Mobil Corp.	2,676,362

Oil & Gas Drilling - 3.9%
64,872	Noble Corp. PLC ADR (a)(b)	2,560,498
39,722	Valaris Ltd. ADR (a)(b)	2,584,313
		5,144,811

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Oil & Gas Equipment & Services - 7.3%
85,898	ChampionX Corp.	$2,330,413
49,616	Schlumberger N.V. ADR (b)	2,436,146
55,892	Tidewater, Inc. (a)	2,463,719
39,812	Weatherford International PLC ADR (a)(b)	2,362,842
		9,593,120
Oil & Gas Exploration & Production - 9.7%
33,464	Chesapeake Energy Corp.	2,544,603
37,657	Civitas Resources, Inc.	2,573,479
80,413	EQT Corp.	2,565,979
19,590	Hess Corp.	2,592,541
1,503	Texas Pacific Land Corp.	2,556,633
		12,833,235
Oil & Gas Refining & Marketing - 10.3%
82,340	CVR Energy, Inc.	2,699,105
53,053	HF Sinclair Corp.	2,566,704
21,263	Marathon Petroleum Corp.	2,866,890
60,293	PBF Energy, Inc. - Class A	2,614,304
19,947	Valero Energy Corp.	2,784,601
		13,531,604
Oil & Gas Storage & Transportation - 1.9%
43,592	Scorpio Tankers, Inc. ADR (b)	2,454,666

Other Specialty Retail - 2.2%
44,838	Academy Sports & Outdoors, Inc.	2,925,679

Packaged Foods & Meats - 2.1%
26,427	Lamb Weston Holdings, Inc.	2,762,150

Personal Care Products - 2.2%
35,586	elf Beauty, Inc. (a)	2,930,507

Pharmaceuticals - 4.3%
8,587	Eli Lilly & Co.	2,948,948
25,030	Merck & Co., Inc.	2,662,942
		5,611,890
Semiconductors - 7.0%
16,061	First Solar, Inc. (a)	3,493,267
19,963	Impinj, Inc. (a)	2,705,386
60,390	Rambus, Inc. (a)	3,095,591
		9,294,244
Specialized Consumer Services - 1.9%
72,255	H&R Block, Inc.	2,546,989

Specialty Chemicals - 1.7%
10,366	Albemarle Corp.	2,291,301

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Steel - 5.7%
65,750	ATI, Inc. (a)	$2,594,495
51,183	Commercial Metals Co.	2,502,849
21,155	Steel Dynamics, Inc.	2,391,784
		7,489,128
Technology Hardware, Storage & Peripherals - 2.1%
26,550	Super Micro Computer, Inc. (a)	2,828,902

	TOTAL COMMON STOCKS (Cost $137,014,413)	131,723,204

MONEY MARKET FUNDS - 0.5%
667,693	First American Government Obligations Fund - Class X, 4.64% (c)	667,693
	TOTAL MONEY MARKET FUNDS (Cost $667,693)	667,693

	TOTAL INVESTMENTS (Cost $137,682,106) - 100.2%	132,390,897
	Liabilities in Excess of Other Assets - (0.2%)	(233,010)
	TOTAL NET ASSETS - 100.0%	$132,157,887

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.8%
Australia - 17.5%
45,784	BHP Group Ltd.	$1,445,440
95,858	Fortescue Metals Group Ltd.	1,441,074
589,558	Incitec Pivot Ltd.	1,233,500
377,755	New Hope Corp. Ltd.	1,434,257
250,292	Origin Energy Ltd.	1,386,979
33,909	Pro Medicus Ltd.	1,447,706
138,954	Technology One Ltd.	1,350,529
282,138	Whitehaven Coal Ltd.	1,269,244
132,455	Worley Ltd.	1,275,853
		12,284,582
Bermuda - 1.8%
219,824	Hafnia Ltd.	1,253,462

Denmark - 6.3%
19,700	D/S Norden A/S	1,322,635
30,106	NKT A/S (a)	1,564,608
9,558	Novo Nordisk A/S - Class B	1,510,780
		4,398,023
France - 1.7%
96,753	Vallourec S.A. (a)	1,219,276

Germany - 13.3%
45,521	Aixtron SE	1,541,754
132,271	Deutsche Lufthansa AG (a)	1,471,782
41,521	Hensoldt AG	1,494,987
4,018	Muenchener Rueckversicherungs-Gesellschaft AG	1,405,306
5,288	Rheinmetall AG	1,569,058
17,707	SMA Solar Technology AG (a)	1,900,169
		9,383,056
Ireland - 3.6%
318,114	AIB Group PLC	1,290,975
125,142	Bank of Ireland Group PLC	1,265,426
		2,556,401
Italy - 6.1%
136,290	BFF Bank S.p.A. (b)	1,352,435
122,614	Leonardo S.p.A.	1,438,794
35,540	Prysmian S.p.A.	1,491,625
		4,282,854
Japan - 11.7%
57,544	Amvis Holdings, Inc.	1,330,522
16,050	Goldwin, Inc.	1,523,103
52,240	IHI Corp.	1,306,246
37,240	Japan Petroleum Exploration Co., Ltd.	1,252,319
342,710	Mitsubishi Motors Corp. (a)	1,347,352
98,920	Takashimaya Co., Ltd.	1,440,123
		8,199,665

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Netherlands - 4.0%
3,723	Argenx SE (a)	$1,375,614
41,334	OCI N.V.	1,401,289
		2,776,903
Portugal - 1.8%
112,501	Galp Energia SGPS S.A.	1,276,202

Singapore - 10.0%
1,833,370	Genting Singapore Ltd.	1,542,962
63,465	Jardine Cycle & Carriage Ltd.	1,491,723
339,775	Keppel Corp. Ltd.	1,437,431
14,576,751	Sembcorp Marine Ltd. (a)	1,303,452
1,413,550	Yangzijiang Shipbuilding Holdings Ltd.	1,274,617
		7,050,185
Spain - 11.4%
7,414	Acciona S.A.	1,485,084
44,398	ACS Actividades de Construccion y Servicios S.A.	1,413,198
322,819	CaixaBank S.A.	1,254,754
86,825	Repsol S.A.	1,335,690
414,949	Sacyr S.A.	1,332,042
1,097,855	Unicaja Banco S.A. (b)	1,176,341
		7,997,109
Sweden - 4.1%
23,847	Saab AB - Class B	1,449,798
198,784	SSAB AB	1,415,754
		2,865,552
United Kingdom - 3.5%
74,783	Indivior PLC (a)	1,277,687
38,970	TORM PLC - Class A	1,195,874
		2,473,561
	TOTAL COMMON STOCKS (Cost $64,632,238)	68,016,831

PREFERRED STOCKS - 2.1%
Germany - 2.1%
11,439	Dr. Ing. h.c. F. Porsche AG	1,463,866
	TOTAL PREFERRED STOCKS (Cost $1,305,471)	1,463,866

MONEY MARKET FUNDS - 0.5%
382,319	First American Government Obligations Fund - Class X, 4.64% (c)	382,319
	TOTAL MONEY MARKET FUNDS (Cost $382,319)	382,319

	TOTAL INVESTMENTS (Cost $66,320,028) - 99.4%	69,863,016
	Other Assets in Excess of Liabilities - 0.6%	425,688
	TOTAL NET ASSETS - 100.0%	$70,288,704

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	144A restricted security.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 102.6%
International Developed Equity - 36.9%
227,697	Alpha Architect International Quantitative Momentum ETF (a)(b)	$6,021,425
334,317	Alpha Architect International Quantitative Value ETF (a)(b)(c)	7,841,940
		13,863,365
U.S. Equity - 65.7%
255,201	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)(c)	11,503,466
389,216	Alpha Architect U.S. Quantitative Value ETF (a)(b)(c)	13,167,177
		24,670,643
	TOTAL INVESTMENT COMPANIES (Cost $39,345,514)	38,534,008

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.1%
1,899,150	First American Government Obligations Fund - Class X, 4.64% (d)	1,899,150
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,899,150)	1,899,150

MONEY MARKET FUNDS - 0.4%
166,951	First American Government Obligations Fund - Class X, 4.64% (d)	166,951
	TOTAL MONEY MARKET FUNDS (Cost $166,951)	166,951

	TOTAL INVESTMENTS (Cost $41,411,615) - 108.1%	40,600,109
	TOTAL SECURITIES SOLD SHORT (Proceeds $34,011,651) - (90.2%)	(33,880,859)
	Other Assets in Excess of Liabilities - 82.1%	30,838,482
	TOTAL NET ASSETS - 100.0%	$37,557,732

Percentages are stated as a percent of net assets.

(a)	Affiliated fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $17,235,324.
(c)	This security or a portion of this security was out on loan as of March 31, 2023. Total loaned securities had a market value of $1,866,316 as of March 31, 2023.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
March 31, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 90.2%
99,665	iShares MSCI EAFE ETF	$7,128,041
65,348	SPDR S&P 500 ETF Trust	26,752,818
	TOTAL INVESTMENT COMPANIES (Proceeds $34,011,651)	$33,880,859

The accompanying notes are an integral part of these financial statements.

Alpha Architect High Inflation and Deflation ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Principal Amount		Effective Yield	Maturity Date	Value
SHORT TERM INVESTMENTS - 100.0%
U.S. Treasury Bills - 99.7%
512,000	United States Treasury Bill (a)	3.68%	4/6/2023	$511,692
614,000	United States Treasury Bill (a)	4.18%	4/13/2023	613,093
409,000	United States Treasury Bill (a)	4.35%	4/20/2023	408,033
870,000	United States Treasury Bill (a)	4.43%	5/4/2023	866,443
2,471,000	United States Treasury Bill (a)	4.62%	5/18/2023	2,456,166
224,000	United States Treasury Bill (a)	4.67%	5/25/2023	222,444
1,548,000	United States Treasury Bill (a)	4.71%	6/1/2023	1,536,476
2,700,000	United States Treasury Bill (a)	4.61%	6/6/2023	2,678,213
475,000	United States Treasury Bill (a)	4.85%	6/8/2023	471,030
908,000	United States Treasury Bill (a)	4.46%	6/13/2023	899,842
615,000	United States Treasury Bill (a)	4.44%	6/15/2023	609,224
384,000	United States Treasury Bill (a)	4.49%	6/22/2023	380,062
711,000	United States Treasury Bill (a)	4.56%	6/27/2023	703,307
3,117,000	United States Treasury Bill (a)	4.63%	6/29/2023	3,082,076
	TOTAL U.S. TREASURY BILLS (Cost $15,436,408)			15,438,101

Money Market Deposit Account - 0.3%
49,942	U.S. Bank Money Market Deposit Account, 4.48% (b)			49,942
	TOTAL SHORT TERM INVESTMENTS (Cost $15,486,350)			15,488,043

	TOTAL INVESTMENTS (Cost $15,486,350) - 100.0%			15,488,043
	Liabilities in Excess of Other Assets - (0.0%) (c)			(2,948)
	TOTAL NET ASSETS - 100.0%			$15,485,095

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond.
(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments in securities, at value	$245,079,015	$129,106,049
Dividends and interest receivable	66,194	2,001,516
Securities lending income receivable (Note 4)	6	-
Foreign currency, at value	-	1,865
Spot trade receivable	-	978
Total assets	245,145,215	131,110,408
Liabilities:
Accrued investment advisory fees	79,830	54,073
Total liabilities	79,830	54,073
Net Assets	$245,065,385	$131,056,335

Net Assets Consist of:
Paid-in capital	$339,384,016	$214,873,518
Total distributable earnings (accumulated deficit)	(94,318,631)	(83,817,183)
Net Assets:	$245,065,385	$131,056,335

Calculation of Net Asset Value Per Share:
Net Assets	$245,065,385	$131,056,335
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	7,240,000	5,625,000
Net Asset Value per Share	$33.85	$23.30

Cost of Investments in Securities	$231,889,256	$127,988,109
Cost of Foreign Currency	$-	$4,996

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

March 31, 2023 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments in securities, at value	$132,390,897	$69,863,016
Dividends and interest receivable	92,458	453,214
Total assets	132,483,355	70,316,230
Liabilities:
Payable for investment securities purchased	283,452	-
Accrued investment advisory fees	42,016	27,507
Spot trade payable	-	18
Foreign currency, at value	-	1
Total liabilities	325,468	27,526
Net Assets	$132,157,887	$70,288,704

Net Assets Consist of:
Paid-in capital	$207,911,024	$138,005,574
Total distributable earnings (accumulated deficit)	(75,753,137)	(67,716,869)
Net Assets:	$132,157,887	$70,288,705

Calculation of Net Asset Value Per Share:
Net Assets	$132,157,887	$70,288,705
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,930,000	2,675,000
Net Asset Value per Share	$45.11	$26.28

Cost of Investments in Securities	$137,682,106	$66,320,028
Cost of Foreign Currency	$-	$188

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

March 31, 2023 (Unaudited)

	Alpha Architect Value Momentum Trend ETF	Alpha Architect High Inflation and Deflation ETF
Assets:
Investments in affiliates, at value	$38,534,008	$-
Deposit at broker for securities sold short	32,698,131	-
Non-affiliated investments, at value	2,066,101	15,488,043
Broker interest and fees receivable	85,626	-
Cash	54,925	-
Securities lending income receivable (Note 4)	3,429	-
Dividends and interest receivable	530	188
Total assets	73,442,750	15,488,231
Liabilities:
Securities sold short, at value	33,880,859	-
Due to securities lending agent (Note 4)	1,899,150	-
Distribution payable	98,427	-
Accrued investment advisory fees	6,582	3,136
Total liabilities	35,885,018	3,136
Net Assets	$37,557,732	$15,485,095

Net Assets Consist of:
Paid-in capital	$59,704,358	$15,744,730
Total distributable earnings (accumulated deficit)	(22,146,626)	(259,635)
Net Assets:	$37,557,732	$15,485,095

Calculation of Net Asset Value Per Share:
Net Assets	$37,557,732	$15,485,095
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,620,000	660,000
Net Asset Value per Share	$23.18	$23.46

Cost of Investments in Affiliates	$39,345,514	$-
Cost of Non-Affiliated Investments	$2,066,101	$15,486,350
Proceeds from Securities Sold Short	$34,011,651	$-

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $453,558, respectively)	$3,570,202	$4,015,882
Securities lending income	1,586	2
Interest income	16,035	10,954
Total investment income	3,587,823	4,026,838

Expenses:
Investment advisory fees	527,808	347,465
Net expenses	527,808	347,465

Net Investment Income	3,060,015	3,679,373

Realized and Unrealized Gain on Investments:
Net realized gain (loss) on:
Investments	1,826,135	(3,767,411)
Foreign currency	-	(67,840)
	1,826,135	(3,835,251)
Net change in unrealized appreciation on:
Investments	29,070,894	14,081,324
Foreign currency	-	12,540,683
	29,070,894	26,622,007
Net realized and unrealized gain on investments:	30,897,029	22,786,756
Net Increase in Net Assets Resulting from Operations	$33,957,044	$26,466,129

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF OPERATIONS (CONTINUED)

For the Period Ended March 31, 2023 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $123,720, respectively)	$1,968,585	$1,350,142
Interest income	8,739	4,977
Securities lending income	-	558
Total investment income	1,977,324	1,355,677

Expenses:
Investment advisory fees	297,571	175,281
Net expenses	297,571	175,281

Net Investment Income	1,679,753	1,180,396

Realized and Unrealized Loss on Investments:
Net realized gain (loss) on:
Investments	(1,835,986)	214,336
Foreign currency	-	506
	(1,835,986)	214,842
Net change in unrealized appreciation on:
Investments	5,031	5,065,150
Foreign currency	-	5,794,542
	5,031	10,859,692
Net realized and unrealized gain (loss) on investments:	(1,830,955)	11,074,534
Net Increase (Decrease) in Net Assets Resulting from Operations	$(151,202)	$12,254,930

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF OPERATIONS (CONTINUED)

For the Period Ended March 31, 2023 (Unaudited)

	Alpha Architect Value Momentum Trend ETF	Alpha Architect High Inflation and Deflation ETF (1)
Investment Income:
Dividend income from affiliates	$1,343,250	$-
Interest income	506,545	120,485
Securities lending income	11,467	-
Dividend income from non-affiliates	-	282,355
Total investment income	1,861,262	402,840

Expenses:
Dividend expense	241,230	-
Investment advisory fees	90,754	9,204
Other expenses	11	-
Total expenses	331,995	9,204
Less: Reimbursement of expenses from Advisor (Note 3)	(36,781)	(1,081)
Net expenses	295,214	8,123

Net Investment Income	1,566,048	394,717

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments in affiliates	(43,556)	-
Investments in non-affiliates	(594)	(363,268)
Securities sold short	(439,175)	-
	(483,325)	(363,268)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	4,493,555	-
Investments in non-affiliates	-	1,694
Securities sold short	(7,454,454)	-
	(2,960,899)	1,694
Net realized and unrealized loss on investments:	(3,444,224)	(361,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,878,176)	$33,143

(1)	The Fund commenced operations on November 17, 2022.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	For the Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	For the Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,060,015	$3,796,980	$3,679,373	$8,130,478
Net realized gain (loss) on investments	1,826,135	(10,894,253)	(3,835,251)	(18,921,372)
Net change in unrealized appreciation (depreciation) on investments	29,070,894	(21,218,750)	26,622,007	(21,232,378)
Net realized and unrealized gain (loss) on investments:	33,957,044	(28,316,023)	26,466,129	(32,023,272)

Distributions to Shareholders:
Net investment income	(3,262,260)	(4,085,319)	(10,549,122)	(3,473,344)
Total distributions to shareholders	(3,262,260)	(4,085,319)	(10,549,122)	(3,473,344)

Capital Share Transactions:
Proceeds from shares sold	128,145,391	224,045,024	64,110,178	116,021,338
Payments for shares redeemed	(101,676,564)	(217,509,671)	(54,443,170)	(108,685,788)
Transaction Fees (See Note 1)	-	-	313	142
Net increase in net assets derived from net change in capital share transactions	26,468,827	6,535,353	9,667,321	7,335,692
Net Increase (Decrease) in Net Assets	57,163,611	(25,865,989)	25,584,328	(28,160,924)
Net Assets:
Beginning of period	187,901,774	213,767,763	105,472,007	133,632,931
End of period	$245,065,385	$187,901,774	$131,056,335	$105,472,007

Changes in Shares Outstanding:
Shares outstanding, beginning of period	6,440,000	6,260,000	5,200,000	4,925,000
Shares sold	3,940,000	6,520,000	2,725,000	4,575,000
Shares repurchased	(3,140,000)	(6,340,000)	(2,300,000)	(4,300,000)
Shares outstanding, end of period	7,240,000	6,440,000	5,625,000	5,200,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	For the Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	For the Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,679,753	$1,563,346	$1,180,396	$3,282,266
Net realized gain (loss) on investments	(1,835,986)	(8,272,171)	214,842	(20,331,684)
Net change in unrealized appreciation (depreciation) on investments	5,031	(3,198,110)	10,859,692	(8,225,382)
Net realized and unrealized gain (loss) on investments:	(151,202)	(9,906,935)	12,254,930	(25,274,800)

Distributions to Shareholders:
Net investment income	(2,115,259)	(112,054)	(3,768,945)	(789,442)
Total distributions to shareholders	(2,115,259)	(112,054)	(3,768,945)	(789,442)

Capital Share Transactions:
Proceeds from shares sold	125,025,155	122,692,058	50,252,235	62,275,898
Payments for shares redeemed	(81,946,672)	(106,448,351)	(43,900,270)	(52,667,736)
Transaction Fees (See Note 1)	7,116	-	52	28
Net increase in net assets derived from net change in capital share transactions	43,085,599	16,243,707	6,352,017	9,608,190
Net Increase (Decrease) in Net Assets	40,819,138	6,224,718	14,838,002	(16,456,052)
Net Assets:
Beginning of period	91,338,749	85,114,031	55,450,703	71,906,755
End of period	$132,157,887	$91,338,749	$70,288,705	$55,450,703

Changes in Shares Outstanding:
Shares outstanding, beginning of period	2,070,000	1,730,000	2,425,000	2,100,000
Shares sold	2,580,000	2,550,000	1,925,000	2,100,000
Shares repurchased	(1,720,000)	(2,210,000)	(1,675,000)	(1,775,000)
Shares outstanding, end of period	2,930,000	2,070,000	2,675,000	2,425,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Alpha Architect Value Momentum Trend ETF		Alpha Architect High Inflation and Deflation ETF
	For the Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	For the Period Ended March 31, 2023 (Unaudited)(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,566,048	$(102,613)	$394,717
Net realized loss on investments	(483,325)	(1,632,941)	(363,268)
Net change in unrealized appreciation (depreciation) on investments	(2,960,899)	(918,398)	1,694
Net realized and unrealized gain (loss) on investments:	(1,878,176)	(2,653,952)	33,143

Distributions to Shareholders:
Net investment income	(877,779)	(331,835)	(292,778)
Total distributions to shareholders	(877,779)	(331,835)	(292,778)

Capital Share Transactions:
Proceeds from shares sold	1,190,135	2,547,901	16,490,593
Payments for shares redeemed	(2,242,583)	(3,834,427)	(747,363)
Transaction Fees (See Note 1)	-	-	1,500
Net increase (decrease) in net assets derived from net change in capital share transactions	(1,052,448)	(1,286,526)	15,744,730
Net Increase (Decrease) in Net Assets	(3,808,403)	(4,272,313)	15,485,095
Net Assets:
Beginning of period	41,366,135	45,638,448	-
End of period	$37,557,732	$41,366,135	$15,485,095

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,660,000	1,710,000	-
Shares sold	50,000	100,000	690,000
Shares repurchased	(90,000)	(150,000)	(30,000)
Shares outstanding, end of period	1,620,000	1,660,000	660,000

(1)	The Fund commenced operations on November 17, 2022.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS

For the Period Ended March 31, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Alpha Architect U.S. Quantitative Value ETF
Six Months Ended March 31, 2023 (Unaudited)	$29.18	0.44	4.70	5.14	(0.47)	-	(0.47)	$33.85	17.68%	$245,065	0.45%	0.45%	2.64%	33%
Year Ended September 30, 2022	$34.15	0.60	(4.94)	(4.34)	(0.63)	-	(0.63)	$29.18	(12.99%)	$187,902	0.49%	0.49%	1.73%	89%
Year Ended September 30, 2021	$24.44	0.42	9.74	10.16	(0.45)	-	(0.45)	$34.15	41.82%	$213,768	0.49%	0.49%	1.33%	44%
Year Ended September 30, 2020	$27.86	0.59	(3.51)	(2.92)	(0.50)	-	(0.50)	$24.44	(10.52%)	$113,653	0.49%	0.49%	2.36%	78%
Year Ended September 30, 2019	$31.04	0.51	(3.32)	(2.81)	(0.37)	-	(0.37)	$27.86	(8.43%)	$91,941	0.59%	0.59%	1.83%	77%
Year Ended September 30, 2018	$27.11	0.39	3.88	4.27	(0.34)	-	(0.34)	$31.04	15.72%	$124,150	0.79%	0.79%	1.28%	46%

Alpha Architect International Quantitative Value ETF
Six Months Ended March 31, 2023 (Unaudited)	$20.28	0.67	4.29	4.96	(1.94)	-	(1.94)	$23.30	25.01%	$131,056	0.56%	0.56%	5.88%	37%
Year Ended September 30, 2022	$27.13	1.54	(7.72)	(6.18)	(0.67)	-	(0.67)	$20.28	(23.33%)	$105,472	0.59%	0.59%	6.14%	124%
Year Ended September 30, 2021	$24.69	0.78	2.19	2.97	(0.53)	-	(0.53)	$27.13	12.00%	$133,633	0.60%	0.60%	2.78%	103%
Year Ended September 30, 2020	$26.76	0.58	(2.05)	(1.47)	(0.60)	-	(0.60)	$24.69	(5.47%)	$92,569	0.59%	0.59%	2.26%	76%
Year Ended September 30, 2019	$30.78	0.73	(3.99)	(3.26)	(0.76)	-	(0.76)	$26.76	(10.46%)	$80,294	0.66%	0.66%	2.70%	76%
Year Ended September 30, 2018	$31.89	0.84	(1.11)	(0.27)	(0.84)	-	(0.84)	$30.78	(0.92%)	$103,097	0.79%	0.79%	2.62%	30%

Alpha Architect U.S. Quantitative Momentum ETF
Six Months Ended March 31, 2023 (Unaudited)	$44.12	0.61	1.11	1.72	(0.73)	-	(0.73)	$45.11	3.85%	$132,158	0.46%	0.46%	2.58%	67%
Year Ended September 30, 2022	$49.20	0.82	(5.84)	(5.02)	(0.06)	-	(0.06)	$44.12	(10.20%)	$91,339	0.49%	0.49%	1.72%	125%
Year Ended September 30, 2021	$41.89	(0.07)	7.38	7.31	-	-	-	$49.20	17.45%	$85,114	0.49%	0.49%	(0.13%)	120%
Year Ended September 30, 2020	$30.02	0.06	11.85	11.91	(0.02)	(0.02)	(0.04)	$41.89	39.79%	$73,308	0.49%	0.49%	0.18%	84%
Year Ended September 30, 2019	$33.99	(0.00)(6)	(3.96)	(3.96)	(0.01)	-	(0.01)	$30.02	(11.63%)	$55,544	0.59%	0.59%	(0.01%)	115%
Year Ended September 30, 2018	$27.15	(0.03)	6.87	6.84	-	-	-	$33.99	25.19%	$84,981	0.79%	0.79%	(0.11%)	91%

Alpha Architect International Quantitative Momentum ETF
Six Months Ended March 31, 2023 (Unaudited)	$22.87	0.47	4.45	4.92	(1.51)	-	(1.51)	$26.28	21.87%	$70,289	0.56%	0.56%	3.74%	66%
Year Ended September 30, 2022	$34.24	1.41	(12.42)	(11.01)	(0.36)	-	(0.36)	$22.87	(32.52%)	$55,451	0.59%	0.59%	4.86%	187%
Year Ended September 30, 2021	$28.63	0.28	5.40	5.68	(0.07)	-	(0.07)	$34.24	19.83%	$71,907	0.60%	0.60%	0.84%	99%
Year Ended September 30, 2020	$25.63	0.29	2.97	3.26	(0.26)	-	(0.26)	$28.63	13.00%	$83,024	0.59%	0.59%	1.13%	158%
Year Ended September 30, 2019	$28.39	0.28	(2.69)	(2.41)	(0.35)	-	(0.35)	$25.63	(8.45%)	$56,388	0.66%	0.66%	1.09%	135%
Year Ended September 30, 2018	$28.24	0.27	0.15	0.42	(0.27)	-	(0.27)	$28.39	1.42%	$65,296	0.79%	0.79%	0.91%	119%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

For the Period Ended March 31, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Alpha Architect Value Momentum Trend ETF (7)
Six Months Ended March 31, 2023 (Unaudited)	$24.92	0.96	(2.15)	(1.19)	(0.55)	-	(0.55)	$23.18	(4.88%)	$37,558	1.46%	1.65%	7.77%	6%
Year Ended September 30, 2022	$26.69	(0.06)	(1.51)	(1.57)	(0.20)	-	(0.20)	$24.92	(5.95%)	$41,366	2.12%	2.31%	(0.24%)	39%
Year Ended September 30, 2021	$23.91	0.15	2.65	2.80	(0.02)	-	(0.02)	$26.69	11.73%	$45,639	0.28%	0.49%	0.57%	3%
Year Ended September 30, 2020	$23.52	0.03	0.72	0.75	(0.36)	-	(0.36)	$23.91	3.10%	$49,609	1.18%	1.40%	0.14%	20%
Year Ended September 30, 2019	$28.98	0.09	(5.43)	(5.34)	(0.12)	-	(0.12)	$23.52	(18.43%)	$81,154	1.84%	2.14%	0.37%	155%
Year Ended September 30, 2018	$27.10	0.34	1.87	2.21	(0.33)	-	(0.33)	$28.98	8.17%	$130,416	0.01%(8)	0.46%(8)	1.16%(5)	44%

Alpha Architect High Inflation and Deflation ETF (7)
November 17, 2022(9) to March 31, 2023 (Unaudited)	$24.95	1.12	(1.15)	(0.03)	(1.46)	-	(1.46)	$23.46	(0.08%)	$15,485	0.26%	0.30%	12.81%	0%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Rounds to less than $0.005.
(7)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(8)	The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.
(9)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2023 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, and Alpha Architect High Inflation and Deflation ETF (individually, a “Fund” or collectively the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. Below is the investment objective along with a brief description of the respective investment strategy for each Fund.

Alpha Architect US Quantitative Value ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 undervalued U.S. equity securities with the potential for capital appreciation. A security is considered to be undervalued when it trades at a price below the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth. The Adviser analyzes an initial universe of liquid stocks that principally trade on a U.S. exchange. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect International Quantitative Value ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 undervalued international equity securities with the potential for capital appreciation. A security is considered to be undervalued when it trades at a price below the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth.

The Adviser analyzes an initial universe of liquid stocks that principally trade developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect U.S. Quantitative Momentum ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities. The Adviser analyzes an initial universe of liquid stocks that principally trade on a U.S. exchange. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect International Quantitative Momentum ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 non-U.S equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing insecurities that have had higher recent total return performance compared to other securities. The Adviser analyzes an initial universe of liquid stocks that principally trade on developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Alpha Architect Value Momentum Trend ETF. The investment objective is to seek long-term capital appreciation while attempting to minimize market drawdown. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other exchange-traded funds (“ETFs”), rather than in securities of individual companies. The Fund’s portfolio will be composed primarily of the other ETFs advised by the Adviser (the “Alpha Architect ETFs”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Fund may, from time to time, use hedging strategies. To seek to avoid down trending markets, the Fund may hedge up to 100% of the value of its long portfolio. The Adviser uses a mathematical modeling approach with respect to the use of hedging techniques. The Fund may use derivatives, including U.S. exchange-traded stock index futures or options thereon, to seek to hedge during times when the Adviser’s model indicates that the U.S. equity market or international equity market identifies unfavorable trends in each respective market.

Alpha Architect High Inflation and Deflation ETF. The investment objective is to seek long-term total return. The Fund is an actively managed, non-diversified fund managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Sub-Adviser manages the Fund using a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent). The Fund primarily invests its assets in the shares of registered investment companies, including affiliated and non-affiliated ETFs (the “underlying funds”), that emphasize investments in (i) intermediate-term U.S. Treasury bonds; (ii) real estate; and (iii) commodities (the “Target Asset Classes”). The Fund expects to obtain its exposure to the Target Asset Classes primarily through its investments in underlying funds, but the Fund also may invest directly in equity interests in real estate investment trusts (REITs) and in intermediate-term U.S. Treasury bonds. The Sub-Adviser believes its investments in underlying funds will provide an efficient, low cost means for the Fund to gain exposure to the Target Asset Classes.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” For Alpha Architect U.S. Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, and Alpha Architect High Inflation and Deflation ETF, a creation unit consists of 10,000 shares. For Alpha Architect International Quantitative Value ETF and Alpha Architect International Quantitative Momentum ETF a Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of a Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Fund did not hold any securities valued by an investment committee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$244,318,006	$-	$-	$244,318,006
Money Market Funds	761,009	-	-	761,009
Total Investments in Securities	$245,079,015	$-	$-	$245,079,015

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$128,945,221	$-	$-	$128,945,221
Money Market Funds	160,828	-	-	160,828
Total Investments in Securities	$129,106,049	$-	$-	$129,106,049

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$131,723,204	$-	$-	$131,723,204
Money Market Funds	667,693	-	-	667,693
Total Investments in Securities	$132,390,897	$-	$-	$132,390,897

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$68,016,831	$-	$-	$68,016,831
Preferred Stocks	1,463,866	-	-	1,463,866
Money Market Funds	382,319	-	-	382,319
Total Investments in Securities	$69,863,016	$-	$-	$69,863,016

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$38,534,008	$-	$-	$38,534,008
Investments Purchased with Proceeds from Securities Lending	1,899,150	-	-	1,899,150
Money Market Funds	166,951	-	-	166,951
Total Investments in Securities	$40,600,109	$-	$-	$40,600,109
Liabilities*
Investment Companies	$(33,880,859)	$-	$-	$(33,880,859)
Total Investments in Securities	$(33,880,859)	$-	$-	$(33,880,859)

Alpha Architect High Inflation and Deflation ETF
Assets*
U.S. Treasury Bills	$-	$15,438,101	$-	$15,438,101
Money Market Deposit Account	49,942	-	-	49,942
Total Investments in Securities	$49,942	$15,438,101	$-	$15,488,043

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2023, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2023, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for Alpha Architect U.S. Quantitative Value ETF and Alpha Architect International Quantitative Value ETF are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, and Alpha Architect High Inflation and Deflation ETF are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal period ended March 31, 2023 the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Alpha Architect U.S. Quantitative Value ETF	$-	$(27,484,292)	$27,484,292
Alpha Architect International Quantitative Value ETF	752,149	(12,148,118)	11,395,969
Alpha Architect U.S. Quantitative Momentum ETF	-	(14,461,814)	14,461,814
Alpha Architect International Quantitative Momentum ETF	(80,644)	(9,028,773)	9,109,417
Alpha Architect Value Momentum Trend ETF	30,253	(494,973)	464,720
Alpha Architect High Inflation and Deflation ETF	-	-	-

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

For Alpha Architect Value Momentum Trend ETF, the risks of hedging include hedging activity sometimes being ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Non-diversification Risk. Because Alpha Architect Value Momentum Trend ETF is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

Value Style Risk. Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

High Portfolio Turnover Rate Risk. High portfolio turnover could increase a Fund’s transactions costs, resulting in taxable distributions to shareholders and negatively impact performance.

Derivatives Risk. Derivatives can be volatile and involve various types of degrees of risks including hedging risks. The use of derivatives in connection with the Alpha Architect Value Momentum Trend ETF index’s hedging strategies may expose the index (and therefore the Fund) to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity securities.

Fund of Funds Risk. Alpha Architect Value Momentum Trend ETF primarily invests in the other Alpha Architect Funds and its performance largely depends on the investment performance of those underlying Alpha Architect Funds. Alpha Architect High Inflation and Deflation ETF investment performance will largely depend on the investment performance of the selected underlying funds. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Risk of U.S. Treasury Bills. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

At a Board meeting held on September 26, 2022, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement for the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF. A description of the Board’s consideration was included in the Fund’s annual report dated September 30, 2022.

At a Board meeting held on November 4, 2022, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement for the Alpha Architect High Inflation and Deflation ETF. A description of the Board’s consideration is included in this report.

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.16%
Alpha Architect High Inflation and Deflation ETF	0.29%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least January 31, 2025 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.69% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived is not subject to recoupment.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Alpha Architect, LLC, serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.29% of the Fund’s average daily net assets. This agreement is in effect until November 15, 2025, and it may be terminated before that date only by a majority vote of the “non-interested” trustees. The fee waived is not subject to recoupment.

NOTE 5 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*
Alpha Architect U.S. Quantitative Value ETF	$-	$-
Alpha Architect International Quantitative Value ETF	-	-
Alpha Architect U.S. Quantitative Momentum ETF	-	-
Alpha Architect International Quantitative Momentum ETF	-	-
Alpha Architect Value Momentum Trend ETF	1,866,316	1,899,150
Alpha Architect High Inflation and Deflation ETF	-	-

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the current fiscal period, was as follows:

Alpha Architect U.S. Quantitative Value ETF	$1,586
Alpha Architect International Quantitative Value ETF	2
Alpha Architect U.S. Quantitative Momentum ETF	-
Alpha Architect International Quantitative Momentum ETF	558
Alpha Architect Value Momentum Trend ETF	11,467
Alpha Architect High Inflation and Deflation ETF	-

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2023, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$167,946,502	$76,588,559
Alpha Architect International Quantitative Value ETF	92,895,033	46,314,704
Alpha Architect U.S. Quantitative Momentum ETF	137,817,625	86,076,092
Alpha Architect International Quantitative Momentum ETF	80,015,519	41,963,208
Alpha Architect Value Momentum Trend ETF	2,498,041	39,655,442
Alpha Architect High Inflation and Deflation ETF	-	1,862,892

For the fiscal period ended March 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$35,197,882	$100,287,699
Alpha Architect International Quantitative Value ETF	9,602,601	53,930,763
Alpha Architect U.S. Quantitative Momentum ETF	72,235,080	81,369,475
Alpha Architect International Quantitative Momentum ETF	9,337,916	43,666,893
Alpha Architect Value Momentum Trend ETF	1,193,878	2,286,102
Alpha Architect High Inflation and Deflation ETF	2,409,034	182,967

For the fiscal period ended March 31, 2023, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	$9,294,565	$5,800,416
Alpha Architect International Quantitative Value ETF	4,647,950	860,422
Alpha Architect U.S. Quantitative Momentum ETF	6,224,505	1,375,218
Alpha Architect International Quantitative Momentum ETF	5,913,043	116,475
Alpha Architect Value Momentum Trend ETF	57,949	398,473
Alpha Architect High Inflation and Deflation ETF	183	-

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

For the fiscal period ended March 31, 2023, purchases and sales of U.S. Government securities were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$1,907,302	$1,910,500
Alpha Architect International Quantitative Value ETF	1,166,890	1,167,858
Alpha Architect U.S. Quantitative Momentum ETF	1,387,740	1,388,502
Alpha Architect International Quantitative Momentum ETF	421,647	421,954
Alpha Architect Value Momentum Trend ETF	2,407,844	2,408,204
Alpha Architect High Inflation and Deflation ETF	22,843,939	897,864

NOTE 7 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal period ended March 31, 2023:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$11,182,578	$7,427,252	$13,466,228	$5,508,491	$37,584,549
Purchases	1,650,667	726,830	910,416	404,005	3,691,918
Proceeds from Sales	(1,414,539)	(1,549,182)	(3,448,858)	(779,880)	(7,192,459)
Net Realized Gains (Losses)	79,628	(359,479)	289,706	(53,411)	(43,556)
Change in Unrealized Appreciation (Depreciation)	1,668,843	1,596,519	285,976	942,220	4,493,558
Value, End of Period	13,167,177	7,841,940	11,503,466	6,021,425	38,534,008
Dividend Income	185,942	639,456	176,518	341,332	1,343,248

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	382,965	366,416	304,852	241,283
Number of Shares Purchased	47,060	32,511	19,813	16,098
Number of Shares Sold	(40,809)	(64,610)	(69,464)	(29,684)
Shares, End of Period	389,216	334,317	255,201	227,697

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

NOTE 8 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2023 were as follows:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Value Momentum Trend ETF
Tax cost of Investments	$206,968,099	$130,012,949	$96,622,430	$63,652,967	$44,038,775
Gross tax unrealized appreciation	6,047,632	1,599,080	4,412,278	1,640,859	9,740,395
Gross tax unrealized depreciation	(22,067,047)	(27,229,437)	(9,715,342)	(8,984,401)	(8,187,767)
Net tax unrealized appreciation (depreciation)	$(16,019,415)	$(25,630,357)	$(5,303,064)	$(7,343,542)	$1,552,628
Undistributed ordinary income	219,108	8,398,585	1,378,471	3,201,622	-
Undistributed long-term gain	-	-	-	-	-
Total distributable earnings	219,108	8,398,585	1,378,471	3,201,622	-
Other accumulated gain (loss)	(109,213,108)	(82,502,418)	(69,562,083)	(72,060,934)	(20,943,299)
Total accumulated gain (loss)	$(125,013,415)	$(99,734,190)	$(73,486,676)	$(76,202,854)	$(19,390,671)

As of September 30, 2022, the Alpha Architect High Inflation and Deflation ETF had not commenced operations. Tax information will be presented within the Fund’s first annual report as of September 30, 2023.

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

For the fiscal year ended September 30, 2022, the Funds did not defer any qualified late year losses. At March 31, 2023, the following funds deferred, on a tax basis, post-October losses of:

	Post October Late Year Loss Deferral	Post October Capital Loss Deferral
Alpha Architect U.S. Quantitative Value ETF	$-	$-
Alpha Architect International Quantitative Value ETF	-	-
Alpha Architect U.S. Quantitative Momentum ETF	-	-
Alpha Architect International Quantitative Momentum ETF	-	-
Alpha Architect Value Momentum Trend ETF	363,295	-

At March 31, 2023, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$(92,159,513)	$(17,053,595)
Alpha Architect International Quantitative Value ETF	(60,895,836)	(21,606,582)
Alpha Architect U.S. Quantitative Momentum ETF	(69,562,083)	-
Alpha Architect International Quantitative Momentum ETF	(71,635,696)	(425,238)
Alpha Architect Value Momentum Trend ETF	(19,050,455)	(1,529,549)
Alpha Architect High Inflation and Deflation ETF	-	-

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2023 and fiscal year ended September 30, 2022, were as follows:

	Fiscal Period Ended March 31, 2023	Fiscal Year Ended September 30, 2022
	Ordinary Income	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$3,262,260	$4,085,319
Alpha Architect International Quantitative Value ETF	10,549,122	3,473,344
Alpha Architect U.S. Quantitative Momentum ETF	2,115,259	112,054
Alpha Architect International Quantitative Momentum ETF	3,768,945	789,442
Alpha Architect Value Momentum Trend ETF	877,779	331,835
Alpha Architect High Inflation and Deflation ETF	292,778	-

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. Except as noted below, there were no transactions that occurred during the period subsequent to March 31, 2023, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ALPHA ARCHITECT ETFs

EXPENSE EXAMPLE

MARCH 31, 2023 (UNAUDITED)

As a shareholder of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, and/or Alpha Architect High Inflation and Deflation ETF you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2022 to March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The expenses for the Alpha Architect Value Momentum Trend ETF shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value March 31, 2023	Expenses Paid During the Period
Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.45%	$1,000.00	$1,176.80	$2.44
Hypothetical (5% annual return before expenses)	0.45%	1,000.00	1,022.69	2.27

Alpha Architect International Quantitative Value ETF[1]
Actual	0.56%	$1,000.00	$1,250.10	$3.14
Hypothetical (5% annual return before expenses)	0.56%	1,000.00	1,022.14	2.82

Alpha Architect U.S. Quantitative Momentum ETF[1]
Actual	0.46%	$1,000.00	$1,038.50	$2.34
Hypothetical (5% annual return before expenses)	0.46%	1,000.00	1,022.64	2.32

ALPHA ARCHITECT ETFs

EXPENSE EXAMPLE (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value March 31, 2023	Expenses Paid During the Period
Alpha Architect International Quantitative Momentum ETF[1]
Actual	0.56%	$1,000.00	$1,218.70	$3.10
Hypothetical (5% annual return before expenses)	0.56%	1,000.00	1,022.14	2.82

Alpha Architect Value Momentum Trend ETF[1]
Actual	1.46%	$1,000.00	$951.20	$7.10
Hypothetical (5% annual return before expenses)	1.46%	1,000.00	1,017.65	7.34

Alpha Architect High Inflation and Deflation ETF[2]
Actual	0.26%	$1,000.00	$999.20	$0.96
Hypothetical (5% annual return before expenses)	0.26%	1,000.00	1,023.64	1.31

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

2.	The inception date for the Alpha Architect High Inflation and Deflation ETF was November 17, 2022. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 135/365 (to reflect the period).

ALPHA ARCHITECT ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund,” and collectively, the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

ALPHA ARCHITECT ETFs

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	36	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	36	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	36	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	36	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETFs

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021 – present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Compliance (2015 – 2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Managing Member, EA Advisers (2014 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2014 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jackson Hart Born: 1979	Assistant Secretary	Since 2023	Senior Director – Legal, EA Advisers (2023 – present); Investment Management Paralegal, Stradley Ronon Stevens & Young (2019 – 2023); Senior Paralegal, Oppenheimer Funds, Inc. (2015 – 2019).
Brian Massaro Born: 1997	Assistant Treasurer	Since 2023	Assistant Operating Officer, EA Advisers (2022 – present); Mutual Fund Administrator, U.S. Bank Global Fund Services (2019 – 2022).

ALPHA ARCHITECT ETFs

Board Review and Approval of Advisory and Sub-Advisory Contracts

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on November 4, 2022 to consider the approval of Advisory Agreement between the Trust, on behalf of the Alpha Architect High Inflation and Deflation ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Alpha Architect, LLC (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be continued to be provided by the Adviser to Alpha Architect High Inflation and Deflation ETF (“HIDE”). In this regard, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and HIDE, and overseeing service providers for HIDE. In addition, the Board considered that the Adviser remains responsible for providing investment advisory services to HIDE, monitoring compliance with HIDE’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and HIDE Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities with respect to the HIDE Sub-Adviser, which is an affiliate of the Adviser. The Board considered that the HIDE Sub-Adviser provides its services as a discretionary investment sub-adviser, and the Adviser will be responsible for executing HIDE’s transactions.

Performance. Performance information was not available for the Fund as it had not yet commenced operations.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and HIDE Sub-Adviser, respectively. With respect to the advisory fee and expense ratio for HIDE, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds within the Fund’s peer universe. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board also considered the allocation of fees among the Adviser and the HIDE Sub-Adviser.

The Board considered, among other information, the data provided in the third-party fee analysis report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).

The Board considered the third-party peer group analysis that included comparison of HIDE’s anticipated net expense ratio against both exchanged-traded funds and mutual funds. HIDE’s total expense ratio (gross) was in the first quartile for ETFs and lowest overall quartile for mutual funds. HIDE’s management fee was in the overall lowest quartile for ETFs and the first quartile for mutual funds. The Board was agreeable to the fee levels, noting that the fund was squarely in the median of the peer groups across all levels (or lower).

ALPHA ARCHITECT ETFs

Board Review and Approval of Advisory and Sub-Advisory Contracts (CONTINUED)

Costs and Profitability. The Board further considered information regarding the profits realized by each of the Adviser and the HIDE Sub-Adviser in connection with providing their respective services to HIDE. The Board reviewed profit and loss information provided by the Adviser with respect to HIDE and data regarding the Sub-Advisory fee and the costs associated with the personnel, systems and equipment necessary to manage HIDE and to meet applicable regulatory and compliance requirements as well as other expenses the Adviser pays in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser would remain responsible for paying all expenses incurred by HIDE except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the HIDE Sub-Adviser, as sponsor of HIDE. They also considered the Fund’s projected asset totals over the first two years of operations.

Other Benefits. The Board further considered the extent to which the Adviser or HIDE Sub-Adviser might derive ancillary benefits from HIDE operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not engage in any such arrangements since HIDE’s inception and did not currently plan to do so. In addition, the Board considered that the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the funds in the Trust.

Economies of Scale. The Board also considered whether economies of scale would be realized by HIDE as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.

ALPHA ARCHITECT ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://etfsite.alphaarchitect.com/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://etfsite.alphaarchitect.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://etfsite.alphaarchitect.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Alpha Architect, LLC

19 East Eagle Road

Havertown, Pennsylvania 19083

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Alpha Architect U.S. Quantitative Value ETF

Symbol – QVAL

CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF

Symbol – IVAL

CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF

Symbol – QMOM

CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF

Symbol – IMOM

CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF

Symbol – VMOT

CUSIP – 02072L508

Alpha Architect High Inflation and Deflation ETF

Symbol – HIDE

CUSIP – 02072L631

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	June 6, 2023